Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses		$ 121,725	$ 175,463
Held-to-maturity, at fair value		255,521	272,386
Equity securities, carried at fair value		28,383	39,098
Total loans		955,871	895,394
Assets	[1]	1,881,016	1,948,068
Liabilities
Accrued expenses and other liabilities, carried at fair value		20,123	20,685
Long-term debt		174,870	160,689
Liabilities	[2]	1,699,141	1,757,958
Wells Fargo stockholders’ equity:
Preferred stock, aggregate liquidation preference		$ 20,216	$ 20,825
Common stock, par value (in dollars per share)		$ 1.6666	$ 1.6666
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		1,648,007,022	1,596,009,977
Residential mortgage servicing rights [Member]
Assets [Abstract]
Mortgage servicing rights, carried at fair value		$ 9,310	$ 6,920
Fair value option election [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		4,220	15,895
Liabilities
Short-term borrowings, carried at fair value		181	0
Long-term debt, carried at fair value		1,346	0
Asset pledged as collateral with right [Member]
Assets [Abstract]
Debt securities, trading, restricted		26,932	13,304
Equity securities, FV-NI, restricted		747	984
Carrying value [Member]
Liabilities
Long-term debt		173,502	160,660
VIEs that we consolidate [Member]
Assets [Abstract]
Assets		7,220	7,529
VIEs that we consolidate [Member] | Carrying value [Member]
Assets [Abstract]
Debt securities		71	71
Total loans		4,802	4,476
All other assets		191	234
Assets		5,100	4,800
Liabilities
Long-term debt		0	149
All other liabilities		201	259
VIEs that we consolidate [Member] | Carrying value [Member] | Nonrecourse [Member]
Liabilities
Long-term debt		0	149
All other liabilities		201	259
Liabilities		$ 201	$ 408

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2022 and 2021, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $0 million and $149 million; All other liabilities, $201 million and $259 million; and Total liabilities, $201 million and $408 million, respectively.